Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit - USD ($) $ in Thousands	Total	Previously Reported	Reverse recapitalization	Common Stock	Common Stock Previously Reported	Common Stock Reverse recapitalization	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Reverse recapitalization	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Reverse recapitalization	Accumulated Comprehensive Income	Accumulated Comprehensive Income Previously Reported	Accumulated Comprehensive Income Reverse recapitalization
Beginning balance (in shares) at Dec. 31, 2022	62,240,000	93,963,000	(31,723,000)
Beginning balance at Dec. 31, 2022	$ 170,648	$ 170,648	$ 0
Ending balance (in shares) at Dec. 31, 2023	62,240,000
Ending balance at Dec. 31, 2023	$ 170,648
Beginning balance (in shares) at Dec. 31, 2022				57,205,000	86,360,000	(29,155,000)
Beginning balance at Dec. 31, 2022	(135,128)	$ (135,128)	$ 0	$ 6	$ 0	$ 6	$ 6,596	$ 6,602	$ (6)	$ (141,740)	$ (141,740)	$ 0	$ 10	$ 10	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				571,000
Issuance of common stock upon exercise of stock options	306						306
Stock-based compensation	5,399						5,399
Other comprehensive income (loss)	(10)												(10)
Net loss	(56,945)									(56,945)
Ending balance (in shares) at Dec. 31, 2023				57,776,000
Ending balance at Dec. 31, 2023	$ (187,098)			$ 6			11,581			(198,685)
Ending balance (in shares) at Dec. 31, 2024	62,240,000	93,963,000	(31,723,000)
Ending balance at Dec. 31, 2024	$ 170,648	$ 170,648	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				281,000
Issuance of common stock upon exercise of stock options	172						172
Stock-based compensation	5,550						5,550
Net loss	$ (69,459)									(69,459)
Ending balance (in shares) at Dec. 31, 2024	58,057,000			58,057,000	87,646,000	(29,589,000)
Ending balance at Dec. 31, 2024	$ (250,835)	$ (250,835)	$ 0	$ 6	$ 0	$ 6	17,303	17,309	(6)	(268,144)	(268,144)	0	0
Ending balance (in shares) at Mar. 31, 2025	62,240,000
Ending balance at Mar. 31, 2025	$ 170,648
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of common stock warrants (in shares)				17,000
Issuance of common stock upon exercise of stock options (in shares)				942,000
Issuance of common stock upon exercise of stock options	508						508
Stock-based compensation	1,878						1,878
Net loss	(128,185)									(128,185)
Ending balance (in shares) at Mar. 31, 2025				59,016,000
Ending balance at Mar. 31, 2025	$ (376,634)			$ 6			19,689			(396,329)			0
Beginning balance (in shares) at Dec. 31, 2024	62,240,000	93,963,000	(31,723,000)
Beginning balance at Dec. 31, 2024	$ 170,648	$ 170,648	$ 0
Ending balance (in shares) at Dec. 31, 2025	142,000
Ending balance at Dec. 31, 2025	$ 223,185
Beginning balance (in shares) at Dec. 31, 2024	58,057,000			58,057,000	87,646,000	(29,589,000)
Beginning balance at Dec. 31, 2024	$ (250,835)	$ (250,835)	$ 0	$ 6	$ 0	$ 6	17,303	$ 17,309	$ (6)	(268,144)	$ (268,144)	$ 0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of common stock warrants (in shares)				62,240,000
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization/Issuance of common stock upon exercise of common stock warrants	$ 170,648			$ 6			170,642
Issuance of common stock upon exercise of stock options (in shares)	2,558,000			2,558,000
Issuance of common stock upon exercise of stock options	$ 1,434						1,434
Stock-based compensation	19,452						19,452
Other comprehensive income (loss)	22												22
Net loss	$ (585,525)									(585,525)
Ending balance (in shares) at Dec. 31, 2025	175,440,000			175,440,000
Ending balance at Dec. 31, 2025	$ (283,052)			$ 17			570,578			(853,669)			22
Ending balance (in shares) at Mar. 31, 2026	142,000
Ending balance at Mar. 31, 2026	$ 223,185
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of common stock warrants (in shares)				386,000
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization/Issuance of common stock upon exercise of common stock warrants	$ 3,584						3,584
Issuance of common stock upon exercise of stock options (in shares)	1,650,000			1,650,000
Issuance of common stock upon exercise of stock options	$ 973			$ 1			972
Stock-based compensation	6,111						6,111
Other comprehensive income (loss)	(24)												(24)
Net loss	$ 26,490									26,490
Ending balance (in shares) at Mar. 31, 2026	177,476,000			177,476,000
Ending balance at Mar. 31, 2026	$ (245,918)			$ 18			$ 581,245			$ (827,179)			$ (2)